Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Face value of convertible promissory notes issued from July to December 2022 (note i)	5,502,927	5,502,927
Face value of convertible promissory note issued in November 2023 (note ii)	15,000,000	-
Debt discount to other reserves	(2,544,840)	-
Derivatives embedded in the convertible promissory note issued (Note 22)	(2,038,600)	(589,600)
Liability component on initial recognition	15,919,487	4,913,327
Converted to shares in the Company	(600,000)	-
Redeemed through the conversion to eGlass shares	(4,902,927)	-
Interest accrued	727,440	204,846
Carrying value as at end of year	11,144,000	5,118,173

Schedule of Convertible Promissory Notes Converted to Shares	Convertible promissory notes converted to shares during the year
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Carrying value as at January 1	5,118,173	3,083,223
Interest accrued at effective interest rate	384,754	2,761,872
Shares issued for interest payment	-	(41,591)
Shares issued on conversion of convertible promissory note	(600,000)	(3,444,872)
Redemption of convertible promissory note	(4,902,927)	-
Carrying value as at December 31	-	-